Share Based Payments Options (Details) - USD ($)	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Share based payments options [Textual]
Stock-based compensation expense	$ 380,217	$ 110,039	$ 170,611	$ (1,066,672)	$ 404,794	$ 899,438	$ 435,612